UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® New York Municipal
Income Fund

October 31, 2004

NFY-QTLY-1204

1.809090.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount (000s)	Value (000s)
New York - 92.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	$ 600	$ 667
5% 7/1/11 (AMBAC Insured)	500	559
5.5% 7/1/21 (AMBAC Insured)	2,300	2,570
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,251
5.25% 11/1/17	1,400	1,566
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (d)	435	591
7.8% 5/1/15 (Escrowed to Maturity) (d)	435	600
7.8% 5/1/16 (Escrowed to Maturity) (d)	435	609
7.8% 5/1/17 (MBIA Insured)	435	615
7.8% 5/1/18 (Escrowed to Maturity) (d)	434	617
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,558
5.75% 8/1/30	9,445	10,117
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,409
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,884
5% 9/1/16 (FGIC Insured)	1,680	1,836
5% 9/1/17 (FGIC Insured)	1,000	1,086
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	10,270
5.75% 5/1/19 (FSA Insured)	1,500	1,717
5.75% 5/1/20 (FSA Insured)	1,400	1,600
5.75% 5/1/22 (FSA Insured)	4,900	5,581
5.75% 5/1/23 (FSA Insured)	1,000	1,137
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,806
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,105
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,573
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	25,000	26,913
Metropolitan Trans. Auth. Commuter Facilities Rev. Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (d)	1,100	1,247
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	10,300	11,236
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	$ 95,505	$ 98,376
5.5% 11/15/15 (AMBAC Insured)	1,340	1,530
5.5% 11/15/16 (AMBAC Insured)	1,000	1,138
5.5% 11/15/17 (AMBAC Insured)	1,000	1,140
5.5% 11/15/18 (AMBAC Insured)	1,700	1,930
5.75% 11/15/32	10,000	10,971
Series A, 5.125% 11/15/31	12,150	12,493
Series B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,441
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,474
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,310	1,453
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,397
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	3,500	2,934
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,046
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	9,017
5.5% 7/1/20 (MBIA Insured)	3,000	3,381
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,390
5.5% 7/1/23 (MBIA Insured)	5,000	5,543
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,451
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,255	1,392
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (d)	765	867
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,790
Monroe County Gen. Oblig.:
6% 6/1/05	770	787
6.5% 6/1/05	115	118
6.5% 6/1/06	120	128
6.5% 6/1/07 (AMBAC Insured)	50	55
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,089
Muni. Assistance Corp. for New York City:
Series 1996 G, 6% 7/1/07	2,305	2,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Muni. Assistance Corp. for New York City: - continued
Series 1997 H, 6.25% 7/1/07	$ 1,195	$ 1,324
Series 1997 L, 6% 7/1/07	5,275	5,812
Series 1998 M, 5.5% 7/1/07	6,500	7,078
Series 1999 O, 5.25% 7/1/07	2,120	2,295
Series 2002 P, 5% 7/1/08	10,850	11,865
Nassau County Gen. Oblig.:
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,886
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,318
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,275
5% 9/1/13 (FGIC Insured)	3,000	3,253
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	185	206
Series 2001 B, 5.875% 11/1/11	1,270	1,413
Series 2001 C, 5.625% 11/1/10	825	906
Series 2001 D, 5.625% 11/1/10	1,225	1,345
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	12,427
Series A, 5% 11/15/18 (AMBAC Insured)	2,375	2,583
New York City Gen. Oblig.:
Series 1996 F:
5.75% 2/1/15	495	523
6% 8/1/16 (Pre-Refunded to 8/1/06 @ 101.5) (d)	2,310	2,504
Series 2000 A, 6.5% 5/15/11	3,000	3,516
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	7,000	7,919
Series 2003 C, 5.25% 8/1/10	5,000	5,564
Series 2003 E:
5.25% 8/1/10	2,000	2,225
5.25% 8/1/11	6,245	6,960
5.25% 8/1/14	3,390	3,780
Series 2003 F, 5.5% 12/15/10	1,000	1,127
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,506
6.25% 8/1/08	1,000	1,080
Series B:
5.875% 8/15/13	1,970	2,118
6.2% 8/15/06	1,740	1,814
6.2% 8/15/06 (Pre-Refunded to 8/15/05 @ 101) (d)	115	120
6.5% 8/15/11	1,000	1,187
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series B:
7.5% 2/1/07	$ 335	$ 336
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,947
6% 2/1/22	840	903
Series D:
5.25% 8/1/13	2,500	2,696
5.25% 8/1/21 (MBIA Insured)	5,000	5,416
5.375% 8/1/17	2,500	2,701
Series E:
6% 8/1/11	140	151
6% 8/1/26	1,230	1,309
6.5% 2/15/06	315	332
Series F, 6% 8/1/16	1,800	1,937
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,807
6% 10/15/26	3,630	3,950
Series H:
5.5% 8/1/12	9,000	9,851
5.75% 3/15/11 (FGIC Insured)	3,000	3,435
5.75% 3/15/13 (FSA Insured)	1,805	2,085
6% 8/1/17	1,000	1,094
Series I, 6.125% 4/15/11	8,495	9,287
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,693
5.875% 2/15/19	845	894
6.125% 8/1/12	340	375
Series L, 5.75% 8/1/12	3,700	4,030
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,927
5.5% 2/15/17 (FSA Insured)	3,000	3,365
5.5% 2/15/18 (FSA Insured)	2,500	2,794
5.5% 2/15/19 (FSA Insured)	1,250	1,401
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,213
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,349
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,345	2,427
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (c)	500	509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	$ 645	$ 689
5.875% 6/15/26	18,085	19,363
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	14,258
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,890
Series 1999 A, 5.75% 6/15/30	1,000	1,097
Series 2000, 5.5% 6/15/33	14,215	15,307
Series 2001 C, 5.125% 6/15/33	3,960	4,092
Series A:
5% 6/15/32	5,000	5,098
5.125% 6/15/34 (MBIA Insured)	4,200	4,359
5.25% 6/15/33 (FGIC Insured)	1,280	1,336
5.375% 6/15/15 (FGIC Insured)	7,000	7,862
6% 6/15/28	15,000	17,167
Series B:
5.375% 6/15/07 (Escrowed to Maturity) (d)	145	147
5.75% 6/15/26 (MBIA Insured)	5,025	5,502
5.75% 6/15/29 (MBIA Insured)	5,965	6,531
Series G, 5.125% 6/15/32 (FGIC Insured)	4,750	4,926
5.5% 6/15/33 (MBIA Insured)	2,075	2,242
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	4,850	5,264
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,326
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,335
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	11,190
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,897
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	424
6% 7/1/10 (AMBAC Insured)	250	289
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	5,011
Series C, 7.5% 7/1/10	4,000	4,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	$ 1,900	$ 2,321
6% 7/1/21 (MBIA Insured)	2,500	3,090
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,127
5.25% 7/1/15	2,000	2,241
Series B, 5.375% 7/1/18	1,000	1,128
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	10,186
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,397
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,185
5.25% 7/1/11 (MBIA Insured)	3,000	3,290
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,807
(Mental Health Svcs. Facilities Impt. Proj.):
Series A:
5.75% 8/15/11	2,990	3,264
5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	11
Series B:
5.75% 2/15/11	2,535	2,767
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	17
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,278
5.85% 8/1/40	9,500	10,396
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	850	871
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,350	4,656
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	852
5.5% 7/1/19 (AMBAC Insured)	1,705	1,917
5.5% 7/1/20 (AMBAC Insured)	860	966
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,737
5.75% 7/1/27 (MBIA Insured)	11,000	13,155
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	$ 1,500	$ 1,755
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,273
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,408
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	9,020
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,698
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,959
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,732
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,735
Series B, 7.5% 5/15/11	2,365	2,766
5.5% 5/15/09	3,000	3,295
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,910
5.2% 2/15/13 (MBIA Insured)	6,585	7,118
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,215
6% 7/1/15	1,160	1,276
6% 7/1/16	1,230	1,347
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,131
5.375% 7/1/13 (AMBAC Insured)	800	902
5.375% 7/1/14 (AMBAC Insured)	1,130	1,274
5.375% 7/1/16 (AMBAC Insured)	670	744
5.375% 7/1/17 (AMBAC Insured)	370	408
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,376
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	35,163
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,245
6% 10/1/29 (MBIA Insured)	5,600	6,432
Series 2003 A, 5.375% 3/15/22	2,000	2,176
Series B:
5.25%, tender 5/15/12 (b)	8,500	9,437
6%, tender 5/15/12 (b)	11,000	12,754
5.5% 7/1/16 (AMBAC Insured)	725	779
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	$ 10,600	$ 11,046
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	558
Series C:
5.25% 7/15/16	2,340	2,613
5.25% 7/15/17	2,410	2,669
Series D, 5% 6/15/20	20,150	21,724
Series G, 5.25% 10/15/20	1,255	1,364
(New York Muni. Wtr. Fin. Auth. Proj.) Series D, 5.375% 6/15/19	5,250	5,878
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,917
5.25% 11/15/16	3,770	4,213
Series I:
5.25% 9/15/15	2,085	2,339
5.25% 9/15/17	2,395	2,657
Series C:
5% 6/15/19	815	864
5.25% 6/15/16	3,500	3,857
Series F:
4.875% 6/15/18	1,735	1,819
4.875% 6/15/20	2,175	2,268
5% 6/15/15	1,295	1,378
5.25% 6/15/13	1,575	1,716
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,251
5.375% 1/1/16 (FGIC Insured)	2,170	2,447
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	11,145
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	529
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	32
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.): - continued
Series E:
6.25% 6/15/05	$ 1,200	$ 1,224
6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,275
Series 2002 D:
6.3% 5/15/05	365	374
6.3% 11/15/05	105	107
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,240
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,895
5.25% 9/15/16 (MBIA Insured)	1,780	1,991
5.25% 3/15/17 (MBIA Insured)	2,240	2,482
5.25% 3/15/18	2,290	2,532
5.25% 3/15/19	2,480	2,727
5.25% 9/15/20	2,685	2,944
5.25% 3/15/21	2,230	2,430
New York State Med. Care Facilities Fin. Agcy. Rev. (Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,173
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	1,535	1,582
Series 69, 4.7% 4/1/24 (c)	730	733
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,870
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	269
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,133
Series E, 5.25% 1/1/12	5,410	5,892
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,500
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,527
5.375% 4/1/17 (AMBAC Insured)	5,000	5,542
5.375% 4/1/18 (AMBAC Insured)	5,310	5,882
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,416
5.75% 4/1/15 (FGIC Insured)	4,000	4,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18	$ 5,000	$ 5,624
5.5% 3/15/19	5,460	6,130
5.5% 3/15/20	3,500	3,908
New York State Thruway Auth. Svc. Contract Rev.:
5.25% 4/1/14 (Pre-Refunded to 4/1/11 @ 100) (d)	735	835
5.5% 4/1/14	11,700	13,168
5.5% 4/1/15	6,200	6,935
5.5% 4/1/16	3,665	4,092
6% 4/1/11	1,605	1,766
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.5% 1/1/09 (FSA Insured)	3,000	3,469
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	16
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,646
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	2,024
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,405
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5.25% 4/1/22 (MBIA Insured)	3,000	3,271
5.25% 4/1/23 (MBIA Insured)	3,050	3,316
New York Transitional Fin. Auth. Rev.:
Series 2000 C, 5.5% 11/1/20	5,650	6,283
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	9,385	10,419
5.25% 2/1/19 (MBIA Insured)	8,075	8,947
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	8,087
Series 2004 A, 5.125% 8/15/21 (FGIC Insured)	5,345	5,598
Series 2004 C:
5.25% 2/1/14	6,000	6,826
5.5% 2/1/08 (Escrowed to Maturity) (d)	310	342
Series A:
5.25% 11/15/12 (FSA Insured)	1,500	1,653
5.375% 11/15/21	2,900	3,210
5.5% 11/15/17 (FGIC Insured)	6,725	7,667
5.5% 11/15/20 (FGIC Insured)	9,000	10,179
5.75% 2/15/16	3,000	3,394
Series B:
5.125% 11/1/14	1,000	1,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Series B:
5.375% 2/1/15	$ 3,000	$ 3,368
Series C:
5.375% 2/1/17	1,000	1,108
5.5% 11/1/24	1,000	1,094
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,506
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(c)	3,000	3,216
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,156
7.5% 3/1/10 (MBIA Insured)	1,155	1,410
7.5% 3/1/11 (MBIA Insured)	1,245	1,557
7.5% 3/1/16 (MBIA Insured)	1,060	1,439
7.5% 3/1/17 (MBIA Insured)	1,200	1,654
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured) (a)	4,000	4,303
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,172
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,199
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,517
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,232
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,250	3,519
5.25% 6/1/22 (AMBAC Insured)	5,300	5,706
5.5% 6/1/16	14,500	15,847
Series B1:
5% 6/1/10	1,685	1,826
5% 6/1/11	1,375	1,502
Series C1:
5% 6/1/11	4,780	4,986
5.5% 6/1/20	3,000	3,304
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,663
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,705	9,812
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (d)	$ 9,500	$ 10,824
6% 1/1/11 (Escrowed to Maturity) (d)	500	587
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,266
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,266
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	2,015	2,296
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	1,000	1,122
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	15,425	17,970
6% 1/1/12 (Escrowed to Maturity) (d)	20,000	23,119
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.125% 1/1/12 (Escrowed to Maturity) (d)	1,000	1,104
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,142
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,578
5% 12/15/12 (AMBAC Insured)	1,245	1,392
		1,301,862
New York & New Jersey - 4.9%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	15,000	16,445
5.75% 10/15/12 (MBIA Insured) (c)	15,530	17,026
124th Series:
5% 8/1/08 (c)	4,875	5,268
5% 8/1/13 (FGIC Insured) (c)	3,000	3,179
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,207
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,861
134th Series, 5% 1/15/39	10,000	10,307
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	2,000	2,113
		68,406
Puerto Rico - 0.9%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	3,800	4,465
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 3,458
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,300	2,525
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	1,500	1,670
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured) (a)	1,000	1,144
		13,262
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,313,015)	1,383,530
NET OTHER ASSETS - 1.6%	21,962
NET ASSETS - 100%	$ 1,405,492
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.165% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	March 2025	$ 6,000	$ 64
Receive quarterly a fixed rate equal to 4.522% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	Nov. 2024	7,500	490
		$ 13,500	$ 554
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,312,803,000. Net unrealized appreciation aggregated $70,727,000, of which $71,300,000 related to appreciated investment securities and $573,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2004

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Spartan® New York Municipal
Income Fund

ASNM-QTLY-1204

1.809540.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount (000s)	Value (000s)
New York - 92.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	$ 600	$ 667
5% 7/1/11 (AMBAC Insured)	500	559
5.5% 7/1/21 (AMBAC Insured)	2,300	2,570
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,251
5.25% 11/1/17	1,400	1,566
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (d)	435	591
7.8% 5/1/15 (Escrowed to Maturity) (d)	435	600
7.8% 5/1/16 (Escrowed to Maturity) (d)	435	609
7.8% 5/1/17 (MBIA Insured)	435	615
7.8% 5/1/18 (Escrowed to Maturity) (d)	434	617
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,558
5.75% 8/1/30	9,445	10,117
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,409
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,884
5% 9/1/16 (FGIC Insured)	1,680	1,836
5% 9/1/17 (FGIC Insured)	1,000	1,086
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	10,270
5.75% 5/1/19 (FSA Insured)	1,500	1,717
5.75% 5/1/20 (FSA Insured)	1,400	1,600
5.75% 5/1/22 (FSA Insured)	4,900	5,581
5.75% 5/1/23 (FSA Insured)	1,000	1,137
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,806
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,105
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,573
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	25,000	26,913
Metropolitan Trans. Auth. Commuter Facilities Rev. Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (d)	1,100	1,247
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured)	10,300	11,236
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	$ 95,505	$ 98,376
5.5% 11/15/15 (AMBAC Insured)	1,340	1,530
5.5% 11/15/16 (AMBAC Insured)	1,000	1,138
5.5% 11/15/17 (AMBAC Insured)	1,000	1,140
5.5% 11/15/18 (AMBAC Insured)	1,700	1,930
5.75% 11/15/32	10,000	10,971
Series A, 5.125% 11/15/31	12,150	12,493
Series B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,441
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,474
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,310	1,453
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,397
Series 7:
0% 7/1/10 (Escrowed to Maturity) (d)	3,500	2,934
5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,046
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	9,017
5.5% 7/1/20 (MBIA Insured)	3,000	3,381
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,390
5.5% 7/1/23 (MBIA Insured)	5,000	5,543
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,451
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,255	1,392
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (d)	765	867
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,790
Monroe County Gen. Oblig.:
6% 6/1/05	770	787
6.5% 6/1/05	115	118
6.5% 6/1/06	120	128
6.5% 6/1/07 (AMBAC Insured)	50	55
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,089
Muni. Assistance Corp. for New York City:
Series 1996 G, 6% 7/1/07	2,305	2,540
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Muni. Assistance Corp. for New York City: - continued
Series 1997 H, 6.25% 7/1/07	$ 1,195	$ 1,324
Series 1997 L, 6% 7/1/07	5,275	5,812
Series 1998 M, 5.5% 7/1/07	6,500	7,078
Series 1999 O, 5.25% 7/1/07	2,120	2,295
Series 2002 P, 5% 7/1/08	10,850	11,865
Nassau County Gen. Oblig.:
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,886
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,318
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,275
5% 9/1/13 (FGIC Insured)	3,000	3,253
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	185	206
Series 2001 B, 5.875% 11/1/11	1,270	1,413
Series 2001 C, 5.625% 11/1/10	825	906
Series 2001 D, 5.625% 11/1/10	1,225	1,345
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	12,427
Series A, 5% 11/15/18 (AMBAC Insured)	2,375	2,583
New York City Gen. Oblig.:
Series 1996 F:
5.75% 2/1/15	495	523
6% 8/1/16 (Pre-Refunded to 8/1/06 @ 101.5) (d)	2,310	2,504
Series 2000 A, 6.5% 5/15/11	3,000	3,516
Series 2003 A, 5.5% 8/1/20 (MBIA Insured)	7,000	7,919
Series 2003 C, 5.25% 8/1/10	5,000	5,564
Series 2003 E:
5.25% 8/1/10	2,000	2,225
5.25% 8/1/11	6,245	6,960
5.25% 8/1/14	3,390	3,780
Series 2003 F, 5.5% 12/15/10	1,000	1,127
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,506
6.25% 8/1/08	1,000	1,080
Series B:
5.875% 8/15/13	1,970	2,118
6.2% 8/15/06	1,740	1,814
6.2% 8/15/06 (Pre-Refunded to 8/15/05 @ 101) (d)	115	120
6.5% 8/15/11	1,000	1,187
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series B:
7.5% 2/1/07	$ 335	$ 336
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,947
6% 2/1/22	840	903
Series D:
5.25% 8/1/13	2,500	2,696
5.25% 8/1/21 (MBIA Insured)	5,000	5,416
5.375% 8/1/17	2,500	2,701
Series E:
6% 8/1/11	140	151
6% 8/1/26	1,230	1,309
6.5% 2/15/06	315	332
Series F, 6% 8/1/16	1,800	1,937
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,807
6% 10/15/26	3,630	3,950
Series H:
5.5% 8/1/12	9,000	9,851
5.75% 3/15/11 (FGIC Insured)	3,000	3,435
5.75% 3/15/13 (FSA Insured)	1,805	2,085
6% 8/1/17	1,000	1,094
Series I, 6.125% 4/15/11	8,495	9,287
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,693
5.875% 2/15/19	845	894
6.125% 8/1/12	340	375
Series L, 5.75% 8/1/12	3,700	4,030
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,927
5.5% 2/15/17 (FSA Insured)	3,000	3,365
5.5% 2/15/18 (FSA Insured)	2,500	2,794
5.5% 2/15/19 (FSA Insured)	1,250	1,401
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,213
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,349
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,345	2,427
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (c)	500	509
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	$ 645	$ 689
5.875% 6/15/26	18,085	19,363
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	14,258
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,890
Series 1999 A, 5.75% 6/15/30	1,000	1,097
Series 2000, 5.5% 6/15/33	14,215	15,307
Series 2001 C, 5.125% 6/15/33	3,960	4,092
Series A:
5% 6/15/32	5,000	5,098
5.125% 6/15/34 (MBIA Insured)	4,200	4,359
5.25% 6/15/33 (FGIC Insured)	1,280	1,336
5.375% 6/15/15 (FGIC Insured)	7,000	7,862
6% 6/15/28	15,000	17,167
Series B:
5.375% 6/15/07 (Escrowed to Maturity) (d)	145	147
5.75% 6/15/26 (MBIA Insured)	5,025	5,502
5.75% 6/15/29 (MBIA Insured)	5,965	6,531
Series G, 5.125% 6/15/32 (FGIC Insured)	4,750	4,926
5.5% 6/15/33 (MBIA Insured)	2,075	2,242
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	4,850	5,264
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,326
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,335
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	11,190
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,897
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	424
6% 7/1/10 (AMBAC Insured)	250	289
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	5,011
Series C, 7.5% 7/1/10	4,000	4,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	$ 1,900	$ 2,321
6% 7/1/21 (MBIA Insured)	2,500	3,090
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,127
5.25% 7/1/15	2,000	2,241
Series B, 5.375% 7/1/18	1,000	1,128
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	10,186
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,397
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,185
5.25% 7/1/11 (MBIA Insured)	3,000	3,290
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,807
(Mental Health Svcs. Facilities Impt. Proj.):
Series A:
5.75% 8/15/11	2,990	3,264
5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	11
Series B:
5.75% 2/15/11	2,535	2,767
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	17
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,278
5.85% 8/1/40	9,500	10,396
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	850	871
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,350	4,656
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	852
5.5% 7/1/19 (AMBAC Insured)	1,705	1,917
5.5% 7/1/20 (AMBAC Insured)	860	966
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,737
5.75% 7/1/27 (MBIA Insured)	11,000	13,155
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	$ 1,500	$ 1,755
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,273
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,408
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	9,020
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,698
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,959
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,732
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,735
Series B, 7.5% 5/15/11	2,365	2,766
5.5% 5/15/09	3,000	3,295
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,910
5.2% 2/15/13 (MBIA Insured)	6,585	7,118
(Winthrop-South Nassau Univ. Health Sys. Obig. Group Proj.) Series A:
6% 7/1/14	1,095	1,215
6% 7/1/15	1,160	1,276
6% 7/1/16	1,230	1,347
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,131
5.375% 7/1/13 (AMBAC Insured)	800	902
5.375% 7/1/14 (AMBAC Insured)	1,130	1,274
5.375% 7/1/16 (AMBAC Insured)	670	744
5.375% 7/1/17 (AMBAC Insured)	370	408
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,376
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	35,163
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,245
6% 10/1/29 (MBIA Insured)	5,600	6,432
Series 2003 A, 5.375% 3/15/22	2,000	2,176
Series B:
5.25%, tender 5/15/12 (b)	8,500	9,437
6%, tender 5/15/12 (b)	11,000	12,754
5.5% 7/1/16 (AMBAC Insured)	725	779
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	$ 10,600	$ 11,046
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	558
Series C:
5.25% 7/15/16	2,340	2,613
5.25% 7/15/17	2,410	2,669
Series D, 5% 6/15/20	20,150	21,724
Series G, 5.25% 10/15/20	1,255	1,364
(New York Muni. Wtr. Fin. Auth. Proj.) Series D, 5.375% 6/15/19	5,250	5,878
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,917
5.25% 11/15/16	3,770	4,213
Series I:
5.25% 9/15/15	2,085	2,339
5.25% 9/15/17	2,395	2,657
Series C:
5% 6/15/19	815	864
5.25% 6/15/16	3,500	3,857
Series F:
4.875% 6/15/18	1,735	1,819
4.875% 6/15/20	2,175	2,268
5% 6/15/15	1,295	1,378
5.25% 6/15/13	1,575	1,716
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,251
5.375% 1/1/16 (FGIC Insured)	2,170	2,447
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	11,145
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	529
Series A, 7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	32
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.): - continued
Series E:
6.25% 6/15/05	$ 1,200	$ 1,224
6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,275
Series 2002 D:
6.3% 5/15/05	365	374
6.3% 11/15/05	105	107
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,240
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,895
5.25% 9/15/16 (MBIA Insured)	1,780	1,991
5.25% 3/15/17 (MBIA Insured)	2,240	2,482
5.25% 3/15/18	2,290	2,532
5.25% 3/15/19	2,480	2,727
5.25% 9/15/20	2,685	2,944
5.25% 3/15/21	2,230	2,430
New York State Med. Care Facilities Fin. Agcy. Rev. (Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,173
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	1,535	1,582
Series 69, 4.7% 4/1/24 (c)	730	733
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,870
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	250	269
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,133
Series E, 5.25% 1/1/12	5,410	5,892
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,500
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,527
5.375% 4/1/17 (AMBAC Insured)	5,000	5,542
5.375% 4/1/18 (AMBAC Insured)	5,310	5,882
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,416
5.75% 4/1/15 (FGIC Insured)	4,000	4,551
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18	$ 5,000	$ 5,624
5.5% 3/15/19	5,460	6,130
5.5% 3/15/20	3,500	3,908
New York State Thruway Auth. Svc. Contract Rev.:
5.25% 4/1/14 (Pre-Refunded to 4/1/11 @ 100) (d)	735	835
5.5% 4/1/14	11,700	13,168
5.5% 4/1/15	6,200	6,935
5.5% 4/1/16	3,665	4,092
6% 4/1/11	1,605	1,766
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.5% 1/1/09 (FSA Insured)	3,000	3,469
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	15	16
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,646
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	2,024
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,405
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A:
5.25% 4/1/22 (MBIA Insured)	3,000	3,271
5.25% 4/1/23 (MBIA Insured)	3,050	3,316
New York Transitional Fin. Auth. Rev.:
Series 2000 C, 5.5% 11/1/20	5,650	6,283
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	9,385	10,419
5.25% 2/1/19 (MBIA Insured)	8,075	8,947
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	8,087
Series 2004 A, 5.125% 8/15/21 (FGIC Insured)	5,345	5,598
Series 2004 C:
5.25% 2/1/14	6,000	6,826
5.5% 2/1/08 (Escrowed to Maturity) (d)	310	342
Series A:
5.25% 11/15/12 (FSA Insured)	1,500	1,653
5.375% 11/15/21	2,900	3,210
5.5% 11/15/17 (FGIC Insured)	6,725	7,667
5.5% 11/15/20 (FGIC Insured)	9,000	10,179
5.75% 2/15/16	3,000	3,394
Series B:
5.125% 11/1/14	1,000	1,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Transitional Fin. Auth. Rev.: - continued
Series B:
5.375% 2/1/15	$ 3,000	$ 3,368
Series C:
5.375% 2/1/17	1,000	1,108
5.5% 11/1/24	1,000	1,094
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,506
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (b)(c)	3,000	3,216
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,156
7.5% 3/1/10 (MBIA Insured)	1,155	1,410
7.5% 3/1/11 (MBIA Insured)	1,245	1,557
7.5% 3/1/16 (MBIA Insured)	1,060	1,439
7.5% 3/1/17 (MBIA Insured)	1,200	1,654
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured) (a)	4,000	4,303
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	1,095	1,172
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,199
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,517
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,232
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,250	3,519
5.25% 6/1/22 (AMBAC Insured)	5,300	5,706
5.5% 6/1/16	14,500	15,847
Series B1:
5% 6/1/10	1,685	1,826
5% 6/1/11	1,375	1,502
Series C1:
5% 6/1/11	4,780	4,986
5.5% 6/1/20	3,000	3,304
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,663
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,705	9,812
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (d)	$ 9,500	$ 10,824
6% 1/1/11 (Escrowed to Maturity) (d)	500	587
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,266
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,266
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	2,015	2,296
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	1,000	1,122
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (d)	15,425	17,970
6% 1/1/12 (Escrowed to Maturity) (d)	20,000	23,119
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A, 5.125% 1/1/12 (Escrowed to Maturity) (d)	1,000	1,104
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,142
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,578
5% 12/15/12 (AMBAC Insured)	1,245	1,392
		1,301,862
New York & New Jersey - 4.9%
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (c)	15,000	16,445
5.75% 10/15/12 (MBIA Insured) (c)	15,530	17,026
124th Series:
5% 8/1/08 (c)	4,875	5,268
5% 8/1/13 (FGIC Insured) (c)	3,000	3,179
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,207
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,861
134th Series, 5% 1/15/39	10,000	10,307
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	2,000	2,113
		68,406
Puerto Rico - 0.9%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	3,800	4,465
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	$ 3,000	$ 3,458
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,300	2,525
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	1,500	1,670
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured) (a)	1,000	1,144
		13,262
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,313,015)	1,383,530
NET OTHER ASSETS - 1.6%	21,962
NET ASSETS - 100%	$ 1,405,492
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.165% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	March 2025	$ 6,000	$ 64
Receive quarterly a fixed rate equal to 4.522% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	Nov. 2024	7,500	490
		$ 13,500	$ 554
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,312,803,000. Net unrealized appreciation aggregated $70,727,000, of which $71,300,000 related to appreciated investment securities and $573,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004